Fair Value Measurements (Details) - Schedule of Changes in Fair Value of Level 3 Warrant Liabilities - Private Placement Warrants [Member] - USD ($)	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at Beginning	$ 285,533	$ 428,000	$ 356,666
Change in fair value	142,667	(142,667)	71,334
Fair value at Ending	$ 428,000	$ 285,533	$ 428,000